Lehman & Eilen LLP
                            Mission Bay Office Plaza
                                   Suite 300
                               20283 State Road 7
                              Boca Raton, FL 33498
                              Tel: (561) 237-0804
                              Fax: (561) 237-0803

                                                              January 10, 2006



VIA FACSIMILE AND
OVERNIGHT MAIL

Mr. Brad Skinner
Accounting Branch Chief
United States Securities
   and Exchange Commission
450 Fifth Avenue N.W.
Mail Stop 4561
Washington, D.C. 20549

                  RE: JUNIPER GROUP, INC., ITEM 4.01 FORM 8-K FILED ON JANUARY 6, 2006 FILE NO. 000-19170

Dear Mr. Skinner:

         Thank you for your letter dated January 6, 2006, letter regarding Juniper Group, Inc. (the "Company"). Enclosed is a Form 8-K/A, which has been marked to show changes from our prior submission. The changes reflected in the Form 8-K/A reflect the staff's comments to the previously submitted material. Also, in order to assist you in your review of the Form 8-K/A, we hereby submit a letter responding to the comments. For your convenience, we have set forth below the staff's numbered comments in their entirety followed by our responses thereto.

Form 8-K filed January 6, 2006

         1. Please amend your disclosure to state whether during your two most recent fiscal years and any subsequent interim period through the date of dismissal there were any disagreements with the former accountant on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreement(s), if not resolved to the satisfaction of the former accountant, would have caused it to make reference to the subject matter of the disagreement(s) in connection with its reports. In the event of disagreement(s) and/or reportable event(s), provide the specific disclosures required by Item 304(a)(l)(iv) and (v) of Regulation S-B.

Mr. Brad Skinner
United States Securities
    and Exchange Commission
January 10, 2006
Page 2

         Response: Complied with.

         2. Amend your disclosure regarding consultations with your new auditor to state whether there were consultations in the two most recent fiscal years and the subsequent interim period through their engagement. See Item 304(a)(2) of Regulation S-B.

         Response: Complied with.


         3. To the extent that you make changes to the Form 8-K to comply with our comments, please obtain and file an updated Exhibit 16 letter from the former accountants staling whether the accountant agrees with the statements made in your revised Form 8-K.

         Response: Complied with.

         On behalf of the Company, we acknowledge that:

   o the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

   o staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

   o the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

         Please feel free to call me at (561) 237-0804, if you have any questions or need additional information.


                                   Sincerely,



                                   Hank Gracin